GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill by business segment and country
Goodwill at beginning of period	$ 118,042,900	$ 98,325,593	$ 121,221,661
Foreign currency translation differences where functional currency is different from presentation currency	10,981,022	19,717,307	(22,896,068)
Goodwill at end of period	129,023,922	118,042,900	98,325,593
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	61,851,449	56,001,413	75,674,072
Foreign currency translation differences where functional currency is different from presentation currency	5,090,059	5,850,036	(19,672,659)
Goodwill at end of period	66,941,508	61,851,449	56,001,413
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	39,976,392	27,343,642	29,750,238
Foreign currency translation differences where functional currency is different from presentation currency	6,278,439	12,632,750	(2,406,596)
Goodwill at end of period	46,254,831	39,976,392	27,343,642
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	7,712,036	6,477,515	7,294,328
Foreign currency translation differences where functional currency is different from presentation currency	(387,476)	1,234,521	(816,813)
Goodwill at end of period	$ 7,324,560	$ 7,712,036	$ 6,477,515